Income Taxes - Additional Information (Detail)	12 Months Ended				12 Months Ended		12 Months Ended																																																	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 China USD ($)	Dec. 31, 2011 China Minimum CNY	Dec. 31, 2011 China High and New Technology Enterprises	Dec. 31, 2010 China WuXi AppTec (Wuhan) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec Biotechnology Co., Ltd.	Dec. 31, 2011 China WuXi AppTec Co., Ltd. Minimum	Dec. 31, 2011 China WuXi AppTec Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2010 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2009 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Fiscal Year 2012	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Fiscal Year 2013 and Thereafter	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd. Foreign Enterprise Income Tax Law	Dec. 31, 2010 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd. Advanced Technology Service Enterprise	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd. Advanced Technology Service Enterprise Minimum	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd. Advanced Technology Service Enterprise Maximum	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd. Fiscal Year 2012	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd. Fiscal Year 2013 and Thereafter	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. Foreign Enterprise Income Tax Law	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Fiscal Year 2012	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Fiscal Year 2013 and Thereafter	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. Foreign Enterprise Income Tax Law	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd. Advanced Technology Service Enterprise	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd. Advanced Technology Service Enterprise Minimum	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd. Advanced Technology Service Enterprise Maximum	Dec. 31, 2011 United States USD ($)	Dec. 31, 2010 United States USD ($)	Dec. 31, 2011 United States Minimum	Dec. 31, 2011 United States Maximum	Dec. 31, 2011 Federal USD ($)	Dec. 31, 2011 State USD ($)	Dec. 31, 2011 State Minimum	Dec. 31, 2011 State Maximum	Dec. 31, 2011 HONG KONG Shanghai AppTec(HK) Ltd.
Income Taxes [Line Items]
Profit tax rate																																																														16.50%
PRC enterprise income tax rate	25.00%	25.00%	25.00%		25.00%			25.00%	25.00%
Effective income tax rate, effective date					2008-01-01						2008-01-01
Transitional income tax rate period					5 years
Preferential enterprise tax rate							15.00%				15.00%							15.00%							15.00%			15.00%									15.00%										15.00%				15.00%
Manufacturing foreign invested enterprises business term										10 years
Enterprise tax rate during transition period																						11.00%	10.00%	9.00%
Preferential income tax rate period																			2008	2013						2008	2013		2009	2013								2008	2013									2008	2013			2010	2013
Enterprise income tax rate												12.50%	12.50%	0.00%	0.00%	12.50%	0.25%														12.00%	11.00%	0.00%	0.00%	12.50%	25.00%					12.50%	12.50%	0.00%	0.00%	12.50%	25.00%
Transitional income tax rate expiration year																					2012																			2012										2012
Effective income tax rate, federal statutory rate																																																						34.00%
Effective income tax rate, state tax rate																																																								5.00%	10.00%
Unrecognized tax benefits	$ 1,835,000	$ 1,070,000	$ 1,070,000	$ 1,071,000																																																		$ 1,800,000	$ 1,100,000
Dividend withholding tax rate					10.00%
Undistributed earnings					272,200,000
Operating loss carryforward					14,100,000																																																					16,400,000	21,000,000
Operating loss carryforward which expire in year 2012					500,000
Operating loss carryforward which expire in year 2013					200,000
Operating loss carryforward which expire in year 2014					3,300,000
Operating loss carryforward which expire in year 2015					5,500,000
Operating loss carryforward which expire in year 2016					4,600,000
Operating loss carryforward, expiration year																																																								2012	2029
Statute of limitations period if the underpayment of taxes is due to computational errors					3 years
Statute of limitations period if the underpayment of taxes is due to computational errors, special circumstance					5 years
Underpayment of tax liability, special circumstance						100,000
Statute of limitations period, transfer pricing adjustment					10 years
Income tax return, examination period																																																												3 years	4 years